Trade and other receivables - Movement in provision for expected credit losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Beginning balance	$ 8,821,654
Ending balance	8,968,265	$ 8,821,654
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	578,341	273,975	$ 451,526
Discontinued operations
Trade and other receivables
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables		261,365	421,916
Continuing and discontinued operations
Trade and other receivables
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables	578,341	535,340	873,442
Provision for expected credit losses | Trade receivables, Accrued Income, Customer wallet receivables [member]
Trade and other receivables
Beginning balance	(2,328,308)	(2,465,258)
Charged to the consolidated statement of comprehensive income	(578,341)	(535,340)
Asset classified as held for sale	1,392,063	672,290
Ending balance	$ (1,514,586)	$ (2,328,308)	$ (2,465,258)